Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Related Party Transactions Disclosure

3. Transactions with Related Parties

Safety Management Overseas S.A., Panama (the “Manager”): On May 29, 2008, Safe Bulkers signed a management agreement (the “Management Agreement”) with Safety Management, a related party that is controlled by Polys Hajioannou. Under such Management Agreement, each vessel-owning Subsidiary has entered into, or in the case of vessels not yet delivered, will enter into, a management agreement with the Manager (the “Shipmanagement Agreements”). Under these Shipmanagement Agreements, chartering, operations, technical and accounting services are provided to the vessels by the Manager. In accordance with the Management Agreement and the Shipmanagement Agreements, the Manager receives a fixed fee per vessel calculated proportionally to the number of ownership days, (the “Fixed fee”), plus, a variable fee calculated on gross freight, charter hire, ballast bonus and demurrage (the “Variable fee”). Fixed fees and Variable fees are recorded in General and Administrative Expenses (refer to Note 18). In addition, under the Supervision Agreements, the Manager receives a supervision fee in exchange for on-site supervision services with respect to all newbuilds, of which 50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild (the “Supervision fee”). Supervision fees are recorded in Advances for vessel acquisition and vessels under construction (refer to Note 6). Furthermore under the Management Agreement, the Manager receives a sales fee calculated on the contract price for each vessel sold, (the “Sales fee”) payable upon the conclusion of the vessel sale, and an acquisition fee calculated on the contract price of each vessel constructed or purchased, (the “Acquisition fee”) payable upon the conclusion of the vessel acquisition, in exchange for services provided in relation to a sale or an acquisition of a vessel respectively. Sales fees are recorded in Gain on sale of assets (see Note 20). Acquisition fees are recorded in Advances for vessel acquisition and vessels under construction (refer to Note 6).

The management fees can be adjusted annually effective May 29 of each year, the anniversary of our entry into the Management Agreement. On May 29, 2011, the Fixed fee was readjusted to $0.700 from $0.575, and the Supervision fee was readjusted to $550 from $375, while all other management fees remained constant. No readjustment has been made since then on any of the fees.

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements were as follows:
	For the Years Ended May 29,
	(In thousands of U.S. Dollars, except of Variable, Sales and Acquisition fees)
	2010	2011	2012
Fixed fee	$0.575	$0.575	$0.7
Variable fee	1.00%	1.25%	1.25%
Supervision fee	$375	$375	$550
Sales fee	1.00%	1.00%	1.00%
Acquisition fee	1.00%	1.00%	1.00%

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements are comprised of the following:
	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2010	2011	2012
Fixed and Variable fees	$4,880	$6,026	$7,726
Supervision fees	938	2,113	1,375
Sales fees	330	-	-
Acquisition fees	1,840	1,348	1,810